Other Operating Expenses	12 Months Ended
Jan. 31, 2021
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Other Operating Expenses

27.	OTHER OPERATING EXPENSES (INCOME)

Details of other operating expenses (income) were as follows:

	Years ended
	January 31, 2021	January 31, 2020
Gain on litigation	$(4.0)	$(40.0)
Restructuring costs	37.3	2.4
Net (gain) loss on disposal of property, plant and equipment	(12.6)	1.2
Foreign exchange loss on working capital elements	0.6	15.0
Gain on forward exchange contracts	(0.7)	(6.1)
Other	3.7	(0.6)
Total	$24.3	$(28.1)
The Company was invol
v
ed in multiple lawsuits with one of its competitors whereby each party was claiming damages for the alleged infringement of some of its patents. On November 2, 2020, the Company and the competitor reached a global settlement of their disputes under which the court cases that were still active between the parties in the United States and in Canada were dismissed. Following this settlement, the Company reversed, during the year ended January 31, 2021, $4.0 million of provisions recorded in previous fiscal years. During the year ended January 31, 2020, the Company reversed $40.5 million of provisions previously recorded following an opinion in favour of the Company rendered by the U.S. Court of Appeals for the Federal Circuit in one of the lawsuits.
During the year ended January 31, 2021, as a result of the decision to wind-down the production of Evinrude outboard engines, the Company announced the reduction of its global workforce by approximately 650 employees and incurred costs for terminating contracts (see Note 26). An amount of $29.8 million was recorded as restructuring costs related to this initiative. The Company expects to settle the remaining restructuring provision during the year ending January 31, 2022.
During the year ended January 31, 2021, as a response to
COVID-19
pandemic, the Company announced cost reduction initiatives which included the reduction of its global workforce and other temporary layoffs. An amount of $7.5 million was recorded as restructuring costs related to this initiative.
During the year ended January 31, 2021, the Company recognized a $12.7 million gain related to the disposal of a property located in the United States.